SHORT-TERM BANK LOANS AND CURRENT MATURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term bank loans	$ 5,959	$ 6,836
Current maturities	424	660
Total short-term bank loans and current maturities	6,383	7,496
Weighted average interest
Current maturities	4.97%
NIS [Member]
Short-term Debt [Line Items]
Short-term bank loans	929	3,904
Weighted average interest
Short-term bank loans	6.70%
U.S. Dollar [Member]
Short-term Debt [Line Items]
Short-term bank loans	4,937	2,932
Weighted average interest
Short-term bank loans	4.80%
Euro [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 93
Weighted average interest
Short-term bank loans	4.67%